Reverse Acquisition (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenue, net	$ 8,097,748	$ 3,615,305	$ 15,609,569	$ 6,593,107	$ 17,917,432	$ 12,872,947
Operating costs and expenses:
Cost of sales	201,445	123,010	430,997	317,296	6,713,097	862,849
Commissions	6,047,907	2,958,173	12,229,266	5,438,565	14,271,926	9,412,655
Selling and marketing	309,442	119,218	525,406	268,596	454,225	500,032
Salary and related	1,123,682	419,347	2,016,202	856,493	2,270,479	1,918,199
Professional fees	512,515	425,197	1,070,596	825,026	2,572,831	917,308
General and administrative	1,040,522	494,383	1,980,306	832,388	2,311,028	1,199,564
Total operating costs and expenses	9,235,513	4,539,328	18,252,773	8,538,364	28,593,586	14,810,607
Net loss from operations	(1,137,765)	(924,023)	(2,643,204)	(1,945,257)	(10,676,154)	(1,937,660)
Other income (expense):
Interest expense - related parties	(5,000)	0	(5,000)	(3,000)	(104,105)	(274,057)
Interest expense	(4,147)	(81,136)	(4,147)	(91,903)	(74,976)	(205,327)
Other income (expense)	77	676	(1,843)	(1,702)	(493)	(6,120)
Gain (loss) on debt extinguishment	0	(81,035)	19,387	(2,767,422)	2,767,422	0
Total other income (expense)	1,985,690	(161,495)	2,127,059	(3,982,636)	(4,212,273)	(485,504)
Loss from operations before taxes	847,925	(1,085,518)	(516,145)	(5,927,893)	(14,888,427)	(2,423,164)
Tax expense	(31,146)	(6,879)	(42,189)	(13,340)	(24,589)	(4,039)
Net loss	$ 816,779	$ (1,092,397)	$ (558,334)	$ (5,941,233)	$ (14,913,016)	(2,427,203)
Wealth Generators, LLC
Revenue, net						12,872,947
Operating costs and expenses:
Cost of sales						862,849
Commissions						9,412,655
Selling and marketing						500,032
Salary and related						1,918,199
Professional fees						917,308
General and administrative						1,199,564
Total operating costs and expenses						14,810,607
Net loss from operations						(1,937,660)
Other income (expense):
Interest expense - related parties						(274,057)
Interest expense						(205,327)
Other income (expense)						(6,120)
Gain (loss) on change in fair value of derivative liabilities						0
Gain (loss) on debt extinguishment						0
Total other income (expense)						(485,504)
Loss from operations before taxes						(2,423,164)
Tax expense						(4,039)
Net loss						(2,427,203)
Investview, Inc.
Revenue, net						131,465
Operating costs and expenses:
Cost of sales						3,257
Commissions						0
Selling and marketing						0
Salary and related						0
Professional fees						0
General and administrative						980,579
Total operating costs and expenses						983,836
Net loss from operations						(852,371)
Other income (expense):
Interest expense - related parties						0
Interest expense						(648,573)
Other income (expense)						0
Gain (loss) on change in fair value of derivative liabilities						84,284
Gain (loss) on debt extinguishment						3,170,326
Total other income (expense)						2,606,038
Loss from operations before taxes						1,753,666
Tax expense						0
Net loss						1,753,666
Adjustments
Revenue, net						(131,465)
Operating costs and expenses:
Cost of sales						(3,257)
Commissions						0
Selling and marketing						0
Salary and related						0
Professional fees						0
General and administrative						(779,611)
Total operating costs and expenses						(782,869)
Net loss from operations						651,404
Other income (expense):
Interest expense - related parties						0
Interest expense						0
Other income (expense)						0
Gain (loss) on change in fair value of derivative liabilities						0
Gain (loss) on debt extinguishment						411,612
Total other income (expense)						411,612
Loss from operations before taxes						1,063,015
Tax expense						0
Net loss						1,063,015
Consolidated
Revenue, net						12,872,947
Operating costs and expenses:
Cost of sales						862,849
Commissions						9,412,655
Selling and marketing						500,032
Salary and related						1,918,199
Professional fees						917,308
General and administrative						1,400,532
Total operating costs and expenses						15,011,575
Net loss from operations						(2,138,627)
Other income (expense):
Interest expense - related parties						(274,057)
Interest expense						(839,525)
Other income (expense)						(6,120)
Gain (loss) on change in fair value of derivative liabilities						84,284
Gain (loss) on debt extinguishment						3,581,938
Total other income (expense)						2,532,145
Loss from operations before taxes						393,518
Tax expense						(4,039)
Net loss						$ 389,479